Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2017	$ 122,651	$ 2,864	$ 219,335	$ 7,608	$ (489)	$ 7,119	$ (106,667)
Loss for the year	(76,716)	0	0	0	0	0	(76,716)
Other comprehensive income (loss)	(544)	0	0	0	0	0	(544)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(77,260)	0	0	0	0	0	(77,260)
Issuance of shares - EIP 2013	27	27	2,947	(2,947)	0	(2,947)	0
Issuance of shares - June 2018/Underwritten offering	77,823	392	77,431	0	0	0	0
Issuance of shares - ATM program	20,011	130	19,881	0	0	0	0
Share issuance costs	(6,160)	0	(6,160)	0	0	0	0
Exercise of stock-options - EIP 2017	672	7	1,131	(466)	0	(466)	0
Share-based remuneration	9,152	0	0	9,152	0	9,152	0
Ending Balance at Dec. 31, 2018	146,916	3,420	314,565	13,347	(489)	12,858	(183,927)
Loss for the year	(108,790)	0	0	0	0	0	(108,790)
Other comprehensive income (loss)	(4,694)	0	0	0	0	0	(4,694)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(113,484)	0	0	0	0	0	(113,484)
Issuance of shares - EIP 2013	21	21	2,696	(2,696)	0	(2,696)	0
Issuance of shares - ATM program	3,554	56	3,498	0	0	0	0
Share issuance costs	(130)	0	(130)	0	0	0	0
Exercise of stock-options - EIP 2017	194	2	326	(134)	0	(134)	0
Share-based remuneration	11,884	0	0	11,884	0	11,884	0
Ending Balance at Dec. 31, 2019	48,955	3,499	320,955	22,401	(489)	21,912	(297,411)
Loss for the year	(82,966)	0	0	0	0	0	(82,966)
Other comprehensive income (loss)	982	0	0	0	0	0	982
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(81,984)	0	0	0	0	0	(81,984)
Issuance of shares - EIP 2013	15	15	2,065	(2,065)	0	(2,065)	0
Issuance of shares - June 2018/Underwritten offering	19,999	591	19,408	0	0	0	0
Issuance of shares - ATM program	16,906	469	16,437	0	0	0	0
Share issuance costs	(2,043)	0	(2,043)	0	0	0	0
Share-based remuneration	6,506	0	0	6,506	0	6,506	0
Ending Balance at Dec. 31, 2020	$ 8,354	$ 4,574	$ 356,822	$ 26,842	$ (489)	$ 26,353	$ (379,395)